Nature of operations and reorganization - Statement of Operations (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Transitional services arrangement
Transitional service arrangement period	12 months
RONG360 Inc.
Basis of Presentation for the Reorganization
Expenses allocated from RONG360			¥ 74,952
Predecessor | RONG360 Inc.
Basis of Presentation for the Reorganization
Expenses allocated from RONG360		$ 11,520	74,952	¥ 65,276	¥ 53,662
Predecessor | RONG360 Inc. | Cost of revenues
Basis of Presentation for the Reorganization
Expenses allocated from RONG360		1,242	8,081	7,930	6,112
Predecessor | RONG360 Inc. | Sales and marketing expenses
Basis of Presentation for the Reorganization
Expenses allocated from RONG360		3,850	25,049	23,785	16,785
Predecessor | RONG360 Inc. | Research and development expenses
Basis of Presentation for the Reorganization
Expenses allocated from RONG360		4,602	29,940	18,175	11,161
Predecessor | RONG360 Inc. | General and administrative expenses
Basis of Presentation for the Reorganization
Expenses allocated from RONG360		$ 1,826	¥ 11,882	¥ 15,386	¥ 19,604